RELATED PARTIES - Schedule of Transactions and balances with related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ultimate and Immediate parent [Member]
RELATED PARTIES - Schedule of Transactions and balances with related parties (Details) [Line Items]
Cost of services, equipment and accessories
Selling, general and administrative expenses
Finance costs	(3)	(1)
Depreciation charge of right-of-use asset
Impairment, net
Other operating income
Other operating expenses		(21)	(8)
Other income
Total	(3)	(22)	(8)
Entities under common control [Member]
RELATED PARTIES - Schedule of Transactions and balances with related parties (Details) [Line Items]
Cost of services, equipment and accessories	(11)	(7)	(6)
Selling, general and administrative expenses
Finance costs	(42)	(35)	(34)
Depreciation charge of right-of-use asset	(34)	(27)	(27)
Impairment, net	(1)
Other operating income	3	1	1
Other operating expenses	(10)	(1)	(2)
Other income		22	21
Total	(95)	(47)	(47)
Key Management Personnel [Member]
RELATED PARTIES - Schedule of Transactions and balances with related parties (Details) [Line Items]
Cost of services, equipment and accessories
Selling, general and administrative expenses	(10)	(8)	(7)
Finance costs
Depreciation charge of right-of-use asset
Impairment, net
Other operating income
Other operating expenses
Other income
Total	$ (10)	$ (8)	$ (7)